Annual Fund Operating Expenses - Innovator Nasdaq-100 10 Buffer ETF - Quarterly - Innovator Nasdaq-100 10 Buffer ETF - Quarterly	Oct. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.79%

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.